Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt
Schedule of long-term debt

	December 31,	December 31,
(in thousands)	2012	2011
2012 notes	$425,000	$—
Floating rate notes	230,000	230,000
PIK toggle notes	—	405,000
Unamortized bond premium	—	3,433
Senior secured credit facility	28,000	14,500
Capital lease obligations	16,014	18,164
	699,014	671,097
Less: Current portion of long-term debt	(6,223)	(5,627)
Total long-term debt	$692,791	$665,470

Schedule of maturities of long-term debt
(in thousands)
2013	$6,223
2014	4,080
2015	260,174
2016	1,382
2017	804
Thereafter	426,351
Total payments	$699,014